Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Mar. 31, 2026
Schedule of Estimated Useful Lives [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Shorter of the lease term
Office Equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Furniture & Fitting [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Motor Vehicle [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Motor Vehicle [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Office and warehouse renovation [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years